Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2026	Jan. 31, 2026
Major ordinary share transactions | Class A ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Authorization of a share repurchase program	$ 500
Vay | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid for acquisition		$ 55
Stash | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired	100.00%
Equity interest of acquiree, percentage obtained	50.10%
Enterprise value	$ 425
Equity interests of acquirer, term	3 years